Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Joint Venture) (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 MXN ($)
Condensed statements of financial position
Cash and cash equivalents	$ 4,062,603			$ 76,506,447	$ 68,747,376	$ 3,806,554	$ 64,414,511	$ 39,989,781
Other current assets	226,477				3,832,444		3,300,478
Total current assets	31,824,887				538,540,746		527,894,778
Non-current assets	104,298,226				1,764,934,590		1,717,663,266
Total assets	136,123,113				2,303,475,336		2,245,558,044
Other current liabilities					646,496,067		463,789,575
Total current liabilities	66,405,724				1,123,717,661		929,737,258
Other liabilities	772,673				13,075,178		11,777,226
Total liabilities	233,805,352				3,956,454,146		4,014,380,269
Total equity	(97,682,239)			(2,170,000,783)	(1,652,978,810)		(1,768,822,225)	$ (2,404,727,030)
Total liabilities and equity (deficit)	136,123,113				$ 2,303,475,336		$ 2,245,558,044
Condensed statements of comprehensive income
Sales and other income	101,639,145	$ 1,719,937,618	$ 2,383,388,309	1,495,628,620
Depreciation and amortization		137,555,276	139,771,815	133,431,365
Interest paid		140,980,690	139,528,079	151,713,068
Total income taxes and duties	13,000,786	219,999,281	320,180,839	307,348,122
Net result	$ 481,719	$ 8,151,664	$ 99,998,470	(294,775,877)
Deer Park Refining Limited
Condensed statements of financial position
Cash and cash equivalents				16,961
Other current assets				2,747,712
Total current assets				2,764,673
Non-current assets				43,991,962
Total assets				46,756,635
Current financial liabilities				20,056,315
Other current liabilities				1,040,825
Total current liabilities				21,097,140
Non-current financial liabilities				11,000,707
Other liabilities				1,250,799
Non-current liabilities				12,251,506
Total liabilities				33,348,646
Total equity				13,407,989
Total liabilities and equity (deficit)				46,756,635
Condensed statements of comprehensive income
Sales and other income				10,706,417
Costs and expenses				12,539,324
Depreciation and amortization				4,223,056
Interest paid				684,673
Total income taxes and duties				8,660
Net result				$ (6,749,296)